Schedule of income tax rates to profit or loss before income tax expense (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Notes and other explanatory information [abstract]
Loss before income tax	$ (2,465,679)	$ (322,944)
Tax calculated at tax rate of 17% (2023: 17%)	(419,165)	(54,900)
Effects of:
- Expenses not deductible for tax purposes	410,590	178,809
- Income not subject to tax	(65,069)	(43,011)
- Temporary difference	175,171	67,582
Tax expense attributable to loss	$ 101,527	$ 148,480